UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices)(zip code)

(Name and Address of Agent for Service)	Copy to:

Mark E. Tuttle, Esq.	Leonard Mackey, Esq.
State Street Bank and Trust Company	Clifford Chance US LLP
One Lincoln Street — CPH0326	31 West 52nd Street
Boston, MA 02111	New York, New York 10019
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: March 31, 2013

Item 1: Report to Shareholders

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a “Select Sector SPDR Fund“ or a “Fund“ and collectively the “Select Sector SPDR Funds“ or the “Funds“).

Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500® and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500®, much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca.

Nine Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU

Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.

TABLE OF CONTENTS

Performance and Portfolio Summary
The Consumer Discretionary Select Sector SPDR Fund (XLY)	3
The Consumer Staples Select Sector SPDR Fund (XLP)	6
The Energy Select Sector SPDR Fund (XLE)	9
The Financial Select Sector SPDR Fund (XLF)	12
The Health Care Select Sector SPDR Fund (XLV)	15
The Industrial Select Sector SPDR Fund (XLI)	18
The Materials Select Sector SPDR Fund (XLB)	21
The Technology Select Sector SPDR Fund (XLK)	24
The Utilities Select Sector SPDR Fund (XLU)	27
Schedules of Investments
The Consumer Discretionary Select Sector SPDR Fund (XLY)	30
The Consumer Staples Select Sector SPDR Fund (XLP)	32
The Energy Select Sector SPDR Fund (XLE)	33
The Financial Select Sector SPDR Fund (XLF)	34
The Health Care Select Sector SPDR Fund (XLV)	36
The Industrial Select Sector SPDR Fund (XLI)	37
The Materials Select Sector SPDR Fund (XLB)	38
The Technology Select Sector SPDR Fund (XLK)	39
The Utilities Select Sector SPDR Fund (XLU)	41
Financial Statements	42
Financial Highlights	50
Notes to Financial Statements	59
Other Information	68

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Discretionary Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.18%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	CONSUMER DISCRETIONARY	NET ASSET	MARKET	CONSUMER DISCRETIONARY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	14.36%	14.31%	14.51%	N/A	N/A	N/A

ONE YEAR	19.55%	19.51%	19.85%	19.55%	19.51%	19.85%

THREE YEARS	69.36%	69.20%	70.74%	19.20%	19.16%	19.52%

FIVE YEARS	86.64%	86.51%	88.38%	13.29%	13.28%	13.50%

TEN YEARS	164.43%	164.37%	169.81%	10.21%	10.21%	10.43%

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

The Consumer Discretionary Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		THE HOME	THE WALT
DESCRIPTION	COMCAST CORP. (CLASS A)	DEPOT, INC.	DISNEY CO.	MCDONALD’S CORP.	AMAZON.COM, INC.

MARKET VALUE	$299,125,651	281,413,529	276,492,460	269,645,400	261,366,463

% OF NET ASSETS	6.8	6.4	6.3	6.1	6.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Consumer Staples Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Staples Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.18%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			CONSUMER			CONSUMER
	NET ASSET	MARKET	STAPLES	NET ASSET	MARKET	STAPLES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	12.81%	12.78%	12.96%	N/A	N/A	N/A

ONE YEAR	20.26%	20.20%	20.58%	20.26%	20.20%	20.58%

THREE YEARS	55.11%	55.05%	56.20%	15.76%	15.74%	16.03%

FIVE YEARS	63.95%	63.98%	65.62%	10.39%	10.40%	10.62%

TEN YEARS	171.08%	171.06%	178.42%	10.49%	10.49%	10.78%

The Consumer Staples Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

The Consumer Staples Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	THE PROCTER &		PHILIP MORRIS	WAL-MART
DESCRIPTION	GAMBLE CO.	THE COCA-COLA CO.	INTERNATIONAL, INC.	STORES, INC.	PEPSICO, INC.

MARKET VALUE	$883,686,012	650,758,215	641,350,999	525,514,178	294,283,583

% OF NET ASSETS	13.6	10.0	9.9	8.1	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Energy Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Energy Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.18%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	ENERGY	NET ASSET	MARKET	ENERGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	9.04%	9.04%	9.16%	N/A	N/A	N/A

ONE YEAR	12.67%	12.66%	12.88%	12.67%	12.66%	12.88%

THREE YEARS	45.24%	45.19%	45.97%	13.25%	13.23%	13.44%

FIVE YEARS	16.84%	16.90%	17.87%	3.16%	3.17%	3.34%

TEN YEARS	314.76%	314.53%	324.76%	15.29%	15.28%	15.56%

The Energy Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

The Energy Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

				OCCIDENTAL
DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	SCHLUMBERGER, LTD.	PETROLEUM CORP.	CONOCOPHILLIPS

MARKET VALUE	$1,322,215,118	1,144,219,965	503,868,158	267,453,534	263,260,237

% OF NET ASSETS	17.1	14.8	6.5	3.5	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Financial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Financial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.18%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	FINANCIAL	NET ASSET	MARKET	FINANCIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	17.86%	17.86%	18.01%	N/A	N/A	N/A

ONE YEAR	17.35%	17.41%	17.60%	17.35%	17.41%	17.60%

THREE YEARS	19.51%	19.49%	20.16%	6.12%	6.11%	6.31%

FIVE YEARS	−18.81%	−18.74%	−18.59%	−4.08%	−4.07%	−4.03%

TEN YEARS	9.07%	9.17%	10.82%	0.87%	0.88%	1.03%

The Financial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

The Financial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	BERKSHIRE HATHAWAY,	JPMORGAN			BANK OF AMERICA
DESCRIPTION	INC. (CLASS B)	CHASE & CO.	WELLS FARGO & CO.	CITIGROUP, INC.	CORP.

MARKET VALUE	$992,872,618	948,941,343	947,252,534	702,159,053	688,481,175

% OF NET ASSETS	8.5	8.1	8.1	6.0	5.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Health Care Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Health Care Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.18%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	HEALTH CARE	NET ASSET	MARKET	HEALTH CARE
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	15.75%	15.75%	15.92%	N/A	N/A	N/A

ONE YEAR	24.74%	24.67%	25.07%	24.74%	24.67%	25.07%

THREE YEARS	52.10%	52.04%	53.09%	15.00%	14.99%	15.25%

FIVE YEARS	63.99%	64.12%	65.52%	10.40%	10.42%	10.60%

TEN YEARS	103.68%	103.73%	108.14%	7.37%	7.38%	7.61%

The Health Care Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

The Health Care Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

DESCRIPTION	JOHNSON & JOHNSON	PFIZER, INC.	MERCK & CO., INC.	AMGEN, INC.	GILEAD SCIENCES, INC.

MARKET VALUE	$926,242,274	843,482,014	543,373,290	311,911,995	302,756,234

% OF NET ASSETS	13.0	11.8	7.6	4.4	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Industrial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Industrial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.18%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	INDUSTRIAL	NET ASSET	MARKET	INDUSTRIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	15.58%	15.57%	15.67%	N/A	N/A	N/A

ONE YEAR	14.16%	14.09%	14.34%	14.16%	14.09%	14.34%

THREE YEARS	42.49%	42.40%	43.30%	12.53%	12.50%	12.74%

FIVE YEARS	26.24%	26.60%	27.15%	4.77%	4.83%	4.92%

TEN YEARS	162.89%	162.36%	168.58%	10.15%	10.13%	10.38%

The Industrial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

The Industrial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	GENERAL ELECTRIC	UNITED TECHNOLOGIES	UNION PACIFIC		UNITED PARCEL
DESCRIPTION	CO.	CORP.	CORP.	3M CO.	SERVICE, INC. (CLASS B)

MARKET VALUE	$550,403,043	253,079,073	224,913,952	213,939,839	193,354,715

% OF NET ASSETS	12.1	5.6	4.9	4.7	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Materials Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Materials Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.18%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MATERIALS	NET ASSET	MARKET	MATERIALS
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	7.98%	8.01%	8.11%	N/A	N/A	N/A

ONE YEAR	8.63%	8.68%	8.83%	8.63%	8.68%	8.83%

THREE YEARS	25.48%	25.49%	26.29%	7.86%	7.86%	8.09%

FIVE YEARS	10.68%	10.78%	11.45%	2.05%	2.07%	2.19%

TEN YEARS	170.75%	170.59%	176.86%	10.47%	10.47%	10.72%

The Materials Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

The Materials Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		E.I. DU PONT DE	THE DOW		FREEPORT-MCMORAN
DESCRIPTION	MONSANTO CO.	NEMOURS & CO.	CHEMICAL CO.	PRAXAIR, INC.	COPPER & GOLD, INC.

MARKET VALUE	$341,409,575	277,055,977	231,310,691	199,297,553	189,590,015

% OF NET ASSETS	11.7	9.5	8.0	6.9	6.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Technology Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Technology Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.18%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	−0.84%	−0.85%	−0.75%	N/A	N/A	N/A

ONE YEAR	2.18%	2.13%	2.34%	2.18%	2.13%	2.34%

THREE YEARS	37.78%	37.67%	38.70%	11.27%	11.24%	11.52%

FIVE YEARS	45.03%	45.27%	46.52%	7.72%	7.75%	7.94%

TEN YEARS	139.95%	140.23%	145.00%	9.15%	9.16%	9.37%

The Technology Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

The Technology Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		INTERNATIONAL BUSINESS
DESCRIPTION	APPLE, INC.	MACHINES CORP.	MICROSOFT CORP.	GOOGLE, INC. (CLASS A)	AT&T, INC.

MARKET VALUE	$1,333,256,446	716,807,021	691,820,584	680,119,250	646,342,707

% OF NET ASSETS	14.0	7.5	7.3	7.2	6.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Utilities Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Utilities Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.18%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	UTILITIES	NET ASSET	MARKET	UTILITIES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	9.59%	9.57%	9.77%	N/A	N/A	N/A

ONE YEAR	16.05%	16.01%	16.36%	16.05%	16.01%	16.36%

THREE YEARS	48.90%	48.88%	50.05%	14.19%	14.19%	14.48%

FIVE YEARS	25.97%	25.90%	27.29%	4.73%	4.71%	4.94%

TEN YEARS	205.64%	205.39%	213.37%	11.82%	11.81%	12.10%

The Utilities Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

The Utilities Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

DESCRIPTION	DUKE ENERGY CORP.	SOUTHERN CO.	DOMINION RESOURCES, INC.	NEXTERA ENERGY, INC.	EXELON CORP.

MARKET VALUE	$577,430,657	498,973,649	410,344,005	402,955,057	360,794,444

% OF NET ASSETS	9.6	8.3	6.8	6.7	6.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTO COMPONENTS — 3.0%
BorgWarner, Inc. (a)	312,009	$24,130,776
Delphi Automotive PLC	791,001	35,120,444
Johnson Controls, Inc.	1,843,024	64,634,852
The Goodyear Tire & Rubber Co. (a)	658,262	8,300,684

		132,186,756

AUTOMOBILES — 3.9%
Ford Motor Co.	10,573,190	139,037,448
Harley-Davidson, Inc.	609,882	32,506,711

		171,544,159

DISTRIBUTORS — 0.8%
Genuine Parts Co. (b)	417,754	32,584,812

DIVERSIFIED CONSUMER SERVICES — 0.6%
Apollo Group, Inc. (Class A) (a)(b)	271,464	4,720,759
H&R Block, Inc.	734,713	21,615,256

		26,336,015

HOTELS, RESTAURANTS & LEISURE — 15.5%
Carnival Corp.	1,198,313	41,102,136
Chipotle Mexican Grill, Inc. (a)	83,767	27,297,152
Darden Restaurants, Inc.	348,377	18,004,123
International Game Technology	713,237	11,768,411
Marriott International, Inc. (Class A)	657,226	27,754,654
McDonald’s Corp.	2,704,839	269,645,400
Starbucks Corp.	2,020,708	115,099,528
Starwood Hotels & Resorts Worldwide, Inc.	522,633	33,307,401
Wyndham Worldwide Corp.	368,763	23,777,838
Wynn Resorts, Ltd.	215,201	26,934,557
Yum! Brands, Inc.	1,215,725	87,459,257

		682,150,457

HOUSEHOLD DURABLES — 3.0%
D.R. Horton, Inc. (b)	756,254	18,376,972
Garmin, Ltd. (b)	295,752	9,771,646
Harman International Industries, Inc.	183,786	8,202,369
Leggett & Platt, Inc. (b)	382,647	12,925,816
Lennar Corp. (Class A) (b)	444,655	18,444,289
Newell Rubbermaid, Inc.	772,537	20,163,216
Pulte Group, Inc. (a)	920,765	18,636,284
Whirlpool Corp.	210,848	24,977,054

		131,497,646

INTERNET & CATALOG RETAIL — 9.4%
Amazon.com, Inc. (a)	980,774	261,366,463
Expedia, Inc.	252,051	15,125,581
NetFlix, Inc. (a)(b)	150,479	28,502,227
priceline.com, Inc. (a)	134,424	92,474,302
TripAdvisor, Inc. (a)(b)	296,844	15,590,247

		413,058,820

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc. (b)	309,077	13,580,843
Mattel, Inc.	929,141	40,687,085

		54,267,928

MEDIA — 30.7%
Cablevision Systems Corp. (b)	580,456	8,683,622
CBS Corp. (Class B)	1,578,558	73,702,873
Comcast Corp. (Class A)	7,120,344	299,125,651
DIRECTV (a)	1,545,837	87,509,833
Discovery Communications, Inc. (Class A) (a)(b)	661,108	52,055,644
Gannett Co., Inc. (b)	622,344	13,610,663
News Corp. (Class A)	5,394,578	164,642,520
Omnicom Group, Inc. (b)	705,260	41,539,814
Scripps Networks Interactive (Class A)	232,197	14,939,555
The Interpublic Group of Cos., Inc.	1,117,370	14,559,331
The Walt Disney Co.	4,867,825	276,492,460
The Washington Post Co. (Class B) (b)	12,173	5,441,331
Time Warner Cable, Inc.	797,414	76,599,589
Time Warner, Inc.	2,521,980	145,316,488
Viacom, Inc. (Class B)	1,228,577	75,643,486

		1,349,862,860

MULTILINE RETAIL — 7.0%
Dollar General Corp. (a)	814,517	41,198,270
Dollar Tree, Inc. (a)	612,779	29,676,887
Family Dollar Stores, Inc.	259,446	15,320,286
J.C. Penney Co., Inc. (b)	383,080	5,788,339
Kohl’s Corp. (b)	570,726	26,327,590
Macy’s, Inc.	1,065,404	44,576,503
Nordstrom, Inc.	403,930	22,309,054
Target Corp.	1,754,059	120,065,339

		305,262,268

SPECIALTY RETAIL — 18.9%
Abercrombie & Fitch Co. (Class A)	215,437	9,953,189
AutoNation, Inc. (a)	104,780	4,584,125
AutoZone, Inc. (a)	97,976	38,873,938
Bed Bath & Beyond, Inc. (a)	610,089	39,301,933
Best Buy Co., Inc. (b)	717,454	15,891,606
CarMax, Inc. (a)	615,439	25,663,806
GameStop Corp. (Class A) (b)	328,161	9,178,663
L Brands, Inc.	645,549	28,830,218
Lowe’s Cos., Inc.	2,994,744	113,560,693
O’Reilly Automotive, Inc. (a)	300,387	30,804,687
PetSmart, Inc.	291,110	18,077,931
Ross Stores, Inc.	599,801	36,359,937
Staples, Inc. (b)	1,817,568	24,409,938
The Gap, Inc.	801,699	28,380,145
The Home Depot, Inc.	4,032,868	281,413,529
Tiffany & Co. (b)	322,720	22,441,949
TJX Cos., Inc.	1,965,520	91,888,060
Urban Outfitters, Inc. (a)	296,376	11,481,606

		831,095,953

See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 5.9%
Coach, Inc.	757,443	$37,864,576
Fossil, Inc. (a)	144,131	13,923,055
NIKE, Inc. (Class B)	1,957,155	115,491,716
PVH Corp.	210,659	22,500,488
Ralph Lauren Corp.	163,965	27,760,914
V.F. Corp.	237,892	39,906,383

		257,447,132

TOTAL COMMON STOCKS —
(Cost $4,214,452,296)		4,387,294,806

SHORT TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	126,980,085	126,980,085
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	6,917,138	6,917,138

TOTAL SHORT TERM INVESTMENTS —
(Cost $133,897,223)		133,897,223

TOTAL INVESTMENTS — 102.9% (f)
(Cost $4,348,349,519)		4,521,192,029
OTHER ASSETS & LIABILITIES — (2.9)%		(129,009,550)

NET ASSETS — 100.0%		$4,392,182,479

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 19.5%
Beam, Inc.	790,443	$50,224,748
Brown-Forman Corp. (Class B)	748,641	53,452,967
Coca-Cola Enterprises, Inc.	1,332,992	49,214,065
Constellation Brands, Inc. (Class A) (a)	956,454	45,565,469
Dr. Pepper Snapple Group, Inc.	1,012,829	47,552,322
Molson Coors Brewing Co. (Class B)	827,878	40,508,070
Monster Beverage Corp. (a)	697,519	33,299,557
PepsiCo, Inc.	3,719,929	294,283,583
The Coca-Cola Co.	16,091,944	650,758,215

		1,264,858,996

FOOD & STAPLES RETAILING — 22.9%
Costco Wholesale Corp.	1,906,875	202,338,506
CVS Caremark Corp.	5,315,888	292,320,681
Safeway, Inc.	1,401,456	36,928,366
Sysco Corp. (b)	2,708,487	95,257,488
The Kroger Co.	2,462,136	81,595,187
Wal-Mart Stores, Inc.	7,022,774	525,514,178
Walgreen Co.	3,849,415	183,540,107
Whole Foods Market, Inc.	800,648	69,456,214

		1,486,950,727

FOOD PRODUCTS — 18.8%
Archer-Daniels-Midland Co.	3,005,441	101,373,525
Campbell Soup Co. (b)	971,918	44,086,200
ConAgra Foods, Inc.	2,014,774	72,149,057
Dean Foods Co. (a)(b)	1,206,146	21,867,427
General Mills, Inc.	2,902,025	143,098,853
H.J. Heinz Co.	1,477,383	106,770,469
Hormel Foods Corp. (b)	795,053	32,851,590
Kellogg Co.	1,194,772	76,979,160
Kraft Foods Group, Inc.	2,484,605	128,031,696
McCormick & Co., Inc. (b)	674,665	49,621,611
Mead Johnson Nutrition Co.	931,642	72,155,673
Mondelez International, Inc. (Class A)	7,027,873	215,123,192
The Hershey Co.	730,481	63,939,002
The J.M. Smucker Co.	540,668	53,612,639
Tyson Foods, Inc. (Class A)	1,583,829	39,310,636

		1,220,970,730

HOUSEHOLD PRODUCTS — 20.5%
Colgate-Palmolive Co.	1,909,607	225,390,914
Kimberly-Clark Corp.	1,712,270	167,768,215
The Clorox Co.	644,914	57,094,237
The Procter & Gamble Co.	11,467,506	883,686,012

		1,333,939,378

PERSONAL PRODUCTS — 1.9%
Avon Products, Inc.	2,271,158	47,081,106
The Estee Lauder Cos., Inc. (Class A)	1,145,674	73,357,506

		120,438,612

TOBACCO — 16.0%
Altria Group, Inc. (b)	7,628,405	262,340,848
Lorillard, Inc.	1,749,385	70,587,685
Philip Morris International, Inc.	6,917,819	641,350,999
Reynolds American, Inc.	1,513,944	67,355,369

		1,041,634,901

TOTAL COMMON STOCKS —
(Cost $5,924,653,126)		6,468,793,344

SHORT TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	89,579,414	89,579,414
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	1,531,228	1,531,228

TOTAL SHORT TERM INVESTMENTS —
(Cost $91,110,642)		91,110,642

TOTAL INVESTMENTS — 101.0% (f)
(Cost $6,015,763,768)		6,559,903,986
OTHER ASSETS & LIABILITIES — (1.0)%		(65,732,941)

NET ASSETS — 100.0%		$6,494,171,045

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 20.2%
Baker Hughes, Inc.	2,842,237	$131,908,219
Cameron International Corp. (a)	1,929,066	125,775,103
Diamond Offshore Drilling, Inc.	552,682	38,444,560
Ensco PLC (Class A)	1,128,170	67,690,200
FMC Technologies, Inc. (a)	2,074,756	112,845,979
Halliburton Co.	5,416,316	218,873,330
Helmerich & Payne, Inc. (b)	507,229	30,788,800
Nabors Industries, Ltd.	2,588,754	41,989,590
National-Oilwell Varco, Inc.	2,618,087	185,229,655
Noble Corp.	1,222,943	46,655,275
Rowan Cos., PLC (Class A) (a)	1,613,519	57,054,032
Schlumberger, Ltd.	6,728,110	503,868,158

		1,561,122,901

OIL, GAS & CONSUMABLE FUELS — 79.7%
Anadarko Petroleum Corp.	2,829,155	247,409,605
Apache Corp.	2,184,195	168,532,486
Cabot Oil & Gas Corp.	2,215,087	149,762,032
Chesapeake Energy Corp. (b)	3,345,582	68,283,329
Chevron Corp.	9,629,860	1,144,219,965
ConocoPhillips	4,380,370	263,260,237
CONSOL Energy, Inc.	1,764,316	59,369,233
Denbury Resources, Inc. (a)(b)	3,647,599	68,027,721
Devon Energy Corp.	2,115,787	119,372,703
EOG Resources, Inc.	1,608,575	206,010,200
EQT Corp.	724,416	49,079,184
Exxon Mobil Corp.	14,673,345	1,322,215,118
Hess Corp.	1,788,219	128,054,363
Kinder Morgan, Inc./Delaware	3,061,841	118,432,010
Marathon Oil Corp.	4,033,294	136,002,674
Marathon Petroleum Corp.	1,608,131	144,088,538
Murphy Oil Corp.	1,193,080	76,034,988
Newfield Exploration Co. (a)	641,875	14,390,838
Noble Energy, Inc.	1,187,836	137,385,112
Occidental Petroleum Corp.	3,412,703	267,453,534
Peabody Energy Corp.	1,877,763	39,714,687
Phillips 66	3,016,167	211,041,205
Pioneer Natural Resources Co. (b)	1,455,974	180,904,770
QEP Resources, Inc. (b)	849,511	27,048,430
Range Resources Corp.	1,235,050	100,088,452
Southwestern Energy Co. (a)	2,178,644	81,176,275
Spectra Energy Corp.	4,332,195	133,214,997
Tesoro Corp.	2,097,408	122,803,238
The Williams Cos., Inc.	4,668,742	174,891,075
Valero Energy Corp.	3,747,585	170,477,642
WPX Energy, Inc. (a)(b)	945,841	15,152,372

		6,143,897,013

TOTAL COMMON STOCKS —
(Cost $8,199,044,775)		7,705,019,914

SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	57,875,047	57,875,047
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	4,354,824	4,354,824

TOTAL SHORT TERM INVESTMENTS —
(Cost $62,229,871)		62,229,871

TOTAL INVESTMENTS — 100.7% (f)
(Cost $8,261,274,646)		7,767,249,785
OTHER ASSETS & LIABILITIES — (0.7)%		(54,584,791)

NET ASSETS — 100.0%		$7,712,664,994

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CAPITAL MARKETS — 13.1%
Ameriprise Financial, Inc.	1,063,028	$78,292,012
BlackRock, Inc.	656,912	168,747,555
E*TRADE Financial Corp. (a)	1,489,551	15,953,091
Franklin Resources, Inc.	721,563	108,818,916
Invesco, Ltd.	2,303,641	66,713,443
Legg Mason, Inc. (b)	599,681	19,279,744
Morgan Stanley	7,172,423	157,649,858
Northern Trust Corp.	1,136,932	62,031,010
State Street Corp. (c)	2,387,131	141,055,571
T. Rowe Price Group, Inc.	1,353,020	101,300,607
The Bank of New York Mellon Corp.	6,078,388	170,134,080
The Charles Schwab Corp. (b)	5,741,614	101,569,152
The Goldman Sachs Group, Inc.	2,286,184	336,411,976

		1,527,957,015

COMMERCIAL BANKS — 17.3%
BB&T Corp.	3,656,013	114,762,248
Comerica, Inc. (b)	980,633	35,253,756
Fifth Third Bancorp	4,573,420	74,592,480
First Horizon National Corp. (b)	1,271,550	13,580,154
Huntington Bancshares, Inc.	4,399,199	32,510,081
KeyCorp	4,826,648	48,073,414
M & T Bank Corp.	638,894	65,908,305
PNC Financial Services Group, Inc.	2,760,686	183,585,619
Regions Financial Corp.	7,383,720	60,472,667
SunTrust Banks, Inc.	2,815,420	81,112,250
U.S. Bancorp	9,735,083	330,311,366
Wells Fargo & Co.	25,608,341	947,252,534
Zions Bancorporation (b)	962,118	24,043,329

		2,011,458,203

CONSUMER FINANCE — 5.7%
American Express Co.	5,021,166	338,727,858
Capital One Financial Corp.	3,041,792	167,146,470
Discover Financial Services	2,588,213	116,055,471
SLM Corp.	2,368,560	48,508,109

		670,437,908

DIVERSIFIED FINANCIAL SERVICES — 23.5%
Bank of America Corp.	56,525,548	688,481,175
Citigroup, Inc.	15,871,588	702,159,053
CME Group, Inc.	1,603,130	98,416,151
IntercontinentalExchange, Inc. (a)	379,644	61,908,547
JPMorgan Chase & Co.	19,994,550	948,941,343
Leucadia National Corp.	1,532,414	42,034,116
Moody’s Corp.	1,012,237	53,972,477
NYSE Euronext	1,269,404	49,049,770
The McGraw-Hill Cos., Inc.	1,466,961	76,399,329
The Nasdaq OMX Group, Inc.	614,513	19,848,770

		2,741,210,731

INSURANCE — 26.2%
ACE, Ltd.	1,772,728	157,719,610
Aflac, Inc.	2,443,619	127,117,060
American International Group, Inc. (a)	7,712,513	299,399,755
Aon PLC	1,627,845	100,112,467
Assurant, Inc.	411,628	18,527,376
Berkshire Hathaway, Inc. (Class B) (a)	9,528,528	992,872,618
Cincinnati Financial Corp. (b)	767,399	36,213,559
Genworth Financial, Inc. (Class A) (a)	2,573,933	25,739,330
Hartford Financial Services Group, Inc. (b)	2,280,695	58,841,931
Lincoln National Corp.	1,418,314	46,251,220
Loews Corp.	1,617,307	71,274,719
Marsh & McLennan Cos., Inc.	2,864,647	108,770,647
MetLife, Inc.	5,713,004	217,208,412
Principal Financial Group, Inc. (b)	1,440,906	49,034,031
Prudential Financial, Inc.	2,429,274	143,302,873
The Allstate Corp.	2,494,341	122,397,313
The Chubb Corp.	1,363,455	119,343,216
The Progressive Corp.	2,902,644	73,349,814
The Travelers Cos., Inc.	1,974,511	166,234,081
Torchmark Corp.	489,308	29,260,618
Unum Group	1,409,588	39,820,861
XL Group PLC	1,541,175	46,697,603

		3,049,489,114

REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.3%
American Tower Corp.	2,064,013	158,763,880
Apartment Investment & Management Co. (Class A)	761,919	23,360,437
AvalonBay Communities, Inc.	594,296	75,279,474
Boston Properties, Inc.	792,223	80,062,056
Equity Residential	1,673,641	92,150,674
HCP, Inc.	2,368,402	118,088,524
Health Care REIT, Inc.	1,362,718	92,542,179
Host Hotels & Resorts, Inc.	3,796,297	66,397,235
Kimco Realty Corp. (b)	2,130,910	47,732,384
Plum Creek Timber Co., Inc. (b)	847,950	44,262,990
ProLogis, Inc.	2,417,736	96,661,085
Public Storage, Inc.	753,628	114,792,617
Simon Property Group, Inc.	1,638,497	259,800,084
Ventas, Inc.	1,525,194	111,644,201
Vornado Realty Trust	884,887	74,011,949
Weyerhaeuser Co.	2,848,651	89,390,668

		1,544,940,437

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (a)	1,589,014	40,122,603

THRIFTS & MORTGAGE FINANCE — 0.4%
Hudson City Bancorp, Inc.	2,483,347	21,456,118
People’s United Financial, Inc. (b)	1,769,421	23,781,018

		45,237,136

TOTAL COMMON STOCKS —
(Cost $11,245,681,993)		11,630,853,147

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 1.2%
MONEY MARKET FUNDS — 1.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	126,894,400	$126,894,400
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	10,721,327	10,721,327

TOTAL SHORT TERM INVESTMENTS —
(Cost $137,615,727)		137,615,727

TOTAL INVESTMENTS — 101.0% (g)
(Cost $11,383,297,720)		11,768,468,874
OTHER ASSETS & LIABILITIES — (1.0)%		(118,280,701)

NET ASSETS — 100.0%		$11,650,188,173

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Affiliated Issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 15.0%
Alexion Pharmaceuticals, Inc. (a)	793,423	$73,105,995
Amgen, Inc.	3,042,747	311,911,995
Biogen Idec, Inc. (a)	981,994	189,436,463
Celgene Corp. (a)	1,702,166	197,298,061
Gilead Sciences, Inc. (a)	6,187,538	302,756,234

		1,074,508,748

HEALTH CARE EQUIPMENT & SUPPLIES — 14.4%
Baxter International, Inc.	2,255,796	163,861,022
Becton, Dickinson and Co. (b)	809,472	77,393,618
Boston Scientific Corp. (a)	5,603,515	43,763,452
C.R. Bard, Inc.	329,707	33,227,872
CareFusion Corp. (a)	904,678	31,654,683
Covidien PLC	1,915,419	129,942,025
DENTSPLY International, Inc. (b)	580,569	24,627,737
Edwards Lifesciences Corp. (a)(b)	466,584	38,334,541
Intuitive Surgical, Inc. (a)	163,128	80,126,842
Medtronic, Inc.	4,129,848	193,937,662
St. Jude Medical, Inc. (b)	1,174,881	47,512,188
Stryker Corp.	1,194,887	77,954,428
Varian Medical Systems, Inc. (a)(b)	442,325	31,847,400
Zimmer Holdings, Inc.	699,660	52,628,425

		1,026,811,895

HEALTH CARE PROVIDERS & SERVICES — 15.4%
Aetna, Inc.	1,369,594	70,013,645
AmerisourceBergen Corp.	971,418	49,979,456
Cardinal Health, Inc.	1,399,322	58,239,782
CIGNA Corp.	1,202,488	74,999,176
Coventry Health Care, Inc.	543,918	25,580,463
DaVita, Inc. (a)	343,013	40,677,912
Express Scripts Holding Co. (a)	3,502,381	201,912,265
Humana, Inc.	691,609	47,797,098
Laboratory Corp. of America Holdings (a)(b)	378,440	34,135,288
McKesson Corp.	975,229	105,285,723
Patterson Cos., Inc. (b)	338,412	12,873,192
Quest Diagnostics, Inc. (b)	666,708	37,635,667
Tenet Healthcare Corp. (a)	439,909	20,930,870
UnitedHealth Group, Inc.	4,199,918	240,277,309
WellPoint, Inc.	1,268,708	84,026,531

		1,104,364,377

HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp. (a)(b)	594,983	56,374,639

LIFE SCIENCES TOOLS & SERVICES — 3.7%
Agilent Technologies, Inc.	1,408,970	59,134,471
Life Technologies Corp. (a)	699,361	45,199,702
PerkinElmer, Inc.	463,963	15,607,715
Thermo Fisher Scientific, Inc.	1,457,339	111,471,860
Waters Corp. (a)	351,520	33,011,243

		264,424,991

PHARMACEUTICALS — 50.6%
Abbott Laboratories	5,411,726	191,142,162
AbbVie, Inc.	6,424,628	261,996,330
Actavis, Inc. (a)	548,323	50,506,032
Allergan, Inc.	1,284,912	143,434,727
Bristol-Myers Squibb Co.	6,689,465	275,539,063
Eli Lilly & Co.	4,058,371	230,474,889
Forest Laboratories, Inc. (a)	963,758	36,661,354
Hospira, Inc. (a)(b)	668,237	21,938,221
Johnson & Johnson	11,360,754	926,242,274
Merck & Co., Inc.	12,285,175	543,373,290
Mylan, Inc. (a)	1,608,214	46,541,713
Perrigo Co.	359,150	42,641,879
Pfizer, Inc.	29,226,681	843,482,014

		3,613,973,948

TOTAL COMMON STOCKS —
(Cost $6,430,629,048)		7,140,458,598

SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	81,019,230	81,019,230
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	2,056,097	2,056,097

TOTAL SHORT TERM INVESTMENTS —
(Cost $83,075,327)		83,075,327

TOTAL INVESTMENTS — 101.0% (f)
(Cost $6,513,704,375)		7,223,533,925
OTHER ASSETS & LIABILITIES — (1.0)%		(74,224,871)

NET ASSETS — 100.0%		$7,149,309,054

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 24.0%
General Dynamics Corp.	1,117,718	$78,810,296
Honeywell International, Inc.	2,556,525	192,634,159
L-3 Communications Holdings, Inc.	278,054	22,500,130
Lockheed Martin Corp.	876,874	84,635,878
Northrop Grumman Corp.	792,384	55,585,738
Precision Castparts Corp.	452,731	85,846,852
Raytheon Co.	1,100,889	64,721,264
Rockwell Collins, Inc. (a)	545,780	34,449,634
Textron, Inc. (a)	1,048,789	31,264,400
The Boeing Co.	2,197,270	188,635,629
United Technologies Corp.	2,708,756	253,079,073

		1,092,163,053

AIR FREIGHT & LOGISTICS — 7.5%
C.H. Robinson Worldwide, Inc.	497,801	29,599,248
Expeditors International of Washington, Inc.	638,586	22,803,906
FedEx Corp.	969,491	95,204,016
United Parcel Service, Inc. (Class B)	2,250,928	193,354,715

		340,961,885

AIRLINES — 0.7%
Southwest Airlines Co.	2,468,588	33,276,566

BUILDING PRODUCTS — 0.6%
Masco Corp.	1,225,288	24,812,082

COMMERCIAL SERVICES & SUPPLIES — 4.7%
Avery Dennison Corp.	382,732	16,484,267
Cintas Corp.	390,979	17,253,903
Iron Mountain, Inc.	517,198	18,779,459
Pitney Bowes, Inc. (a)	713,629	10,604,527
Republic Services, Inc.	919,329	30,337,857
Stericycle, Inc. (b)	266,193	28,264,373
The ADT Corp.	717,226	35,101,041
Waste Management, Inc.	1,475,103	57,838,789

		214,664,216

CONSTRUCTION & ENGINEERING — 2.0%
Fluor Corp.	730,952	48,484,046
Jacobs Engineering Group, Inc. (b)	402,988	22,664,045
Quanta Services, Inc. (b)	659,184	18,839,479

		89,987,570

ELECTRICAL EQUIPMENT — 7.2%
Eaton Corp. PLC	1,780,160	109,034,800
Emerson Electric Co.	2,363,889	132,070,478
Rockwell Automation, Inc.	559,133	48,281,135
Roper Industries, Inc. (a)	305,821	38,934,071

		328,320,484

INDUSTRIAL CONGLOMERATES — 20.5%
3M Co.	2,012,415	213,939,839
Danaher Corp.	2,013,284	125,125,600
General Electric Co.	23,806,360	550,403,043
Tyco International, Ltd.	1,440,691	46,102,112

		935,570,594

MACHINERY — 19.7%
Caterpillar, Inc.	2,159,810	187,838,676
Cummins, Inc.	1,005,361	116,430,858
Deere & Co.	1,344,884	115,633,126
Dover Corp. (a)	653,764	47,646,320
Flowserve Corp. (a)	148,992	24,987,448
Illinois Tool Works, Inc. (a)	1,365,340	83,203,820
Ingersoll-Rand PLC	852,411	46,891,129
Joy Global, Inc.	328,303	19,540,595
PACCAR, Inc.	1,271,166	64,270,153
Pall Corp.	503,233	34,406,040
Parker-Hannifin Corp.	581,711	53,273,093
Pentair, Ltd.	637,414	33,623,589
Snap-on, Inc.	180,105	14,894,684
Stanley Black & Decker, Inc.	495,354	40,108,813
Xylem, Inc.	575,622	15,864,142

		898,612,486

PROFESSIONAL SERVICES — 1.4%
Dun & Bradstreet Corp. (a)	126,597	10,589,839
Equifax, Inc.	506,633	29,176,994
Robert Half International, Inc. (a)	610,367	22,907,074

		62,673,907

ROAD & RAIL — 9.3%
CSX Corp.	3,804,947	93,715,845
Norfolk Southern Corp.	1,141,743	88,005,550
Ryder System, Inc.	288,953	17,264,942
Union Pacific Corp.	1,579,341	224,913,952

		423,900,289

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Fastenal Co. (a)	834,604	42,856,915
W.W. Grainger, Inc.	242,419	54,539,427

		97,396,342

TOTAL COMMON STOCKS —
(Cost $4,611,129,801)		4,542,339,474

SHORT TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	110,049,432	110,049,432
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	4,621,454	4,621,454

TOTAL SHORT TERM INVESTMENTS —
(Cost $114,670,886)		114,670,886

TOTAL INVESTMENTS — 102.2% (f)
(Cost $4,725,800,687)		4,657,010,360
OTHER ASSETS & LIABILITIES — (2.2)%		(101,579,825)

NET ASSETS — 100.0%		$4,555,430,535

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 71.2%
Air Products & Chemicals, Inc.	1,269,778	$110,623,059
Airgas, Inc.	428,768	42,516,635
CF Industries Holdings, Inc.	386,795	73,634,164
E.I. du Pont de Nemours & Co. (a)	5,635,801	277,055,977
Eastman Chemical Co.	959,833	67,063,532
Ecolab, Inc.	1,601,241	128,387,503
FMC Corp.	856,765	48,861,308
International Flavors & Fragrances, Inc.	516,917	39,632,026
LyondellBasell Industries NV (Class A)	2,290,486	144,964,859
Monsanto Co.	3,232,127	341,409,575
PPG Industries, Inc.	873,885	117,048,157
Praxair, Inc.	1,786,781	199,297,553
Sigma-Aldrich Corp.	745,115	57,880,533
The Dow Chemical Co.	7,264,783	231,310,691
The Mosaic Co.	1,692,400	100,883,964
The Sherwin-Williams Co.	528,103	89,191,316

		2,069,760,852

CONSTRUCTION MATERIALS — 1.5%
Vulcan Materials Co.	819,574	42,371,976

CONTAINERS & PACKAGING — 5.9%
Ball Corp.	933,559	44,418,737
Bemis Co., Inc.	664,354	26,813,328
MeadWestvaco Corp.	1,108,788	40,249,004
Owens-Illinois, Inc. (b)	1,062,409	28,313,200
Sealed Air Corp.	1,264,327	30,482,924

		170,277,193

METALS & MINING — 16.9%
Alcoa, Inc. (a)	6,608,375	56,303,355
Allegheny Technologies, Inc.	693,676	21,996,466
Cliffs Natural Resources, Inc. (a)	944,135	17,948,006
Freeport-McMoRan Copper & Gold, Inc.	5,727,795	189,590,015
Newmont Mining Corp.	2,352,507	98,546,518
Nucor Corp.	1,953,031	90,132,381
United States Steel Corp. (a)	938,630	18,303,285

		492,820,026

PAPER & FOREST PRODUCTS — 4.3%
International Paper Co.	2,709,630	126,214,565

TOTAL COMMON STOCKS —
(Cost $3,112,559,190)		2,901,444,612

SHORT TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	78,790,373	78,790,373
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	2,277,824	2,277,824

TOTAL SHORT TERM INVESTMENTS —
(Cost $81,068,197)		81,068,197

TOTAL INVESTMENTS — 102.6% (f)
(Cost $3,193,627,387)		2,982,512,809
OTHER ASSETS & LIABILITIES — (2.6)%		(74,647,676)

NET ASSETS — 100.0%		$2,907,865,133

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
COMMUNICATIONS EQUIPMENT — 9.2%
Cisco Systems, Inc.	17,102,570	$357,614,739
F5 Networks, Inc. (a)	252,989	22,536,260
Harris Corp. (b)	396,502	18,373,902
JDS Uniphase Corp. (a)	969,313	12,959,715
Juniper Networks, Inc. (a)	1,705,316	31,616,558
Motorola Solutions, Inc.	906,590	58,048,958
QUALCOMM, Inc.	5,544,244	371,187,136

		872,337,268

COMPUTERS & PERIPHERALS — 19.4%
Apple, Inc.	3,012,124	1,333,256,446
Dell, Inc.	4,751,133	68,083,736
EMC Corp. (a)	6,839,996	163,407,505
Hewlett-Packard Co.	5,199,028	123,944,828
NetApp, Inc. (a)	1,216,370	41,551,199
SanDisk Corp. (a)	843,967	46,418,185
Seagate Technology PLC	1,024,565	37,458,096
Western Digital Corp.	741,557	37,285,486

		1,851,405,481

DIVERSIFIED TELECOMMUNICATION SERVICES — 12.7%
AT&T, Inc.	17,616,318	646,342,707
CenturyLink, Inc. (b)	2,100,163	73,778,726
Frontier Communications Corp. (b)	3,842,113	15,291,610
Verizon Communications, Inc.	9,217,222	453,026,461
Windstream Corp. (b)	2,088,664	16,604,879

		1,205,044,383

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. (Class A)	551,284	41,153,350
Corning, Inc.	4,824,255	64,307,319
FLIR Systems, Inc.	531,182	13,816,044
Jabil Circuit, Inc. (b)	720,162	13,308,594
Molex, Inc. (b)	514,382	15,061,105
TE Connectivity, Ltd.	1,352,785	56,722,275

		204,368,687

INTERNET SOFTWARE & SERVICES — 10.6%
Akamai Technologies, Inc. (a)(b)	645,606	22,783,436
eBay, Inc. (a)	3,807,183	206,425,462
Google, Inc. (Class A) (a)	856,541	680,119,250
VeriSign, Inc. (a)(b)	539,931	25,527,938
Yahoo!, Inc. (a)	3,178,163	74,782,175

		1,009,638,261

IT SERVICES — 18.5%
Accenture PLC (Class A)	2,066,746	157,010,694
Automatic Data Processing, Inc.	1,591,324	103,467,887
Cognizant Technology Solutions Corp. (Class A) (a)	1,007,428	77,179,059
Computer Sciences Corp.	526,026	25,896,260
Fidelity National Information Services, Inc.	1,028,211	40,737,720
Fiserv, Inc. (a)	453,779	39,855,410
International Business Machines Corp.	3,360,558	716,807,021
MasterCard, Inc. (Class A)	346,530	187,517,779
Paychex, Inc. (b)	1,086,374	38,099,136
SAIC, Inc. (b)	904,119	12,250,812
Teradata Corp. (a)	583,064	34,115,075
The Western Union Co. (b)	1,885,452	28,357,198
Total System Services, Inc.	590,927	14,643,171
Visa, Inc. (Class A)	1,654,255	280,958,669

		1,756,895,891

OFFICE ELECTRONICS — 0.4%
Xerox Corp.	4,197,626	36,099,584

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.1%
Advanced Micro Devices, Inc. (a)(b)	2,182,400	5,565,120
Altera Corp.	1,103,412	39,138,024
Analog Devices, Inc.	1,036,891	48,205,063
Applied Materials, Inc.	3,936,006	53,057,361
Broadcom Corp. (Class A)	1,739,299	60,301,496
First Solar, Inc. (a)(b)	192,101	5,179,043
Intel Corp.	13,528,697	295,602,030
KLA-Tencor Corp.	573,436	30,243,015
Lam Research Corp. (a)	519,874	21,553,976
Linear Technology Corp.	795,790	30,534,462
LSI Corp. (a)	2,031,526	13,773,746
Microchip Technology, Inc. (b)	682,378	25,084,215
Micron Technology, Inc. (a)	3,462,931	34,560,051
NVIDIA Corp.	2,113,851	27,099,570
Teradyne, Inc. (a)(b)	769,016	12,473,440
Texas Instruments, Inc.	3,598,155	127,662,539
Xilinx, Inc.	898,361	34,290,439

		864,323,590

SOFTWARE — 16.1%
Adobe Systems, Inc. (a)	1,642,624	71,470,570
Autodesk, Inc. (a)	777,833	32,077,833
BMC Software, Inc. (a)	448,553	20,781,461
CA, Inc.	1,127,014	28,366,942
Citrix Systems, Inc. (a)	637,532	46,004,309
Electronic Arts, Inc. (a)(b)	1,047,027	18,532,378
Intuit, Inc.	937,160	61,524,554
Microsoft Corp.	24,181,076	691,820,584
Oracle Corp.	11,911,585	385,220,659
Red Hat, Inc. (a)	674,003	34,077,592
Salesforce.com, Inc. (a)(b)	463,983	82,974,080
Symantec Corp. (a)	2,302,380	56,822,738

		1,529,673,700

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Crown Castle International Corp. (a)	939,343	65,415,847
MetroPCS Communications, Inc. (a)	1,196,902	13,046,232
Sprint Nextel Corp. (a)	10,012,968	62,180,531

		140,642,610

TOTAL COMMON STOCKS —
(Cost $9,476,746,810)		9,470,429,455

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	129,751,348	$129,751,348
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	35,222,913	35,222,913

TOTAL SHORT TERM INVESTMENTS —
(Cost $164,974,261)		164,974,261

TOTAL INVESTMENTS — 101.4% (f)
(Cost $9,641,721,071)		9,635,403,716
OTHER ASSETS & LIABILITIES — (1.4)%		(128,542,594)

NET ASSETS — 100.0%		$9,506,861,122

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 56.7%
American Electric Power Co., Inc.	5,970,824	$290,361,171
Duke Energy Corp.	7,954,686	577,430,657
Edison International	4,005,012	201,532,204
Entergy Corp.	2,179,503	137,831,770
Exelon Corp.	10,463,876	360,794,444
FirstEnergy Corp.	5,118,230	215,989,306
NextEra Energy, Inc.	5,187,372	402,955,057
Northeast Utilities (a)	3,846,878	167,185,318
Pepco Holdings, Inc. (a)	2,856,022	61,118,871
Pinnacle West Capital Corp.	1,374,470	79,568,068
PPL Corp.	7,159,995	224,179,443
Southern Co.	10,634,562	498,973,649
Xcel Energy, Inc.	6,027,347	179,012,206

		3,396,932,164

GAS UTILITIES — 3.0%
AGL Resources, Inc.	1,442,592	60,516,734
Oneok, Inc.	2,508,035	119,558,029

		180,074,763

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.4%
NRG Energy, Inc.	3,954,984	104,767,526
The AES Corp.	7,620,102	95,784,682

		200,552,208

MULTI-UTILITIES — 36.6%
Ameren Corp.	2,994,353	104,862,242
CenterPoint Energy, Inc. (a)	5,308,299	127,186,844
CMS Energy Corp. (a)	3,312,466	92,550,300
Consolidated Edison, Inc. (a)	3,609,092	220,262,885
Dominion Resources, Inc.	7,053,008	410,344,005
DTE Energy Co.	2,134,029	145,839,542
Integrys Energy Group, Inc. (a)	978,356	56,901,185
NiSource, Inc.	3,868,202	113,493,047
PG&E Corp. (a)	5,396,241	240,294,612
Public Service Enterprise Group, Inc.	6,192,024	212,634,104
SCANA Corp.	1,620,574	82,908,566
Sempra Energy (a)	2,783,942	222,548,324
TECO Energy, Inc. (a)	2,541,132	45,282,972
Wisconsin Energy Corp.	2,802,590	120,203,085

		2,195,311,713

TOTAL COMMON STOCKS —
(Cost $5,975,298,453)		5,972,870,848

SHORT TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	46,817,614	46,817,614
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)	13,290,385	13,290,385

TOTAL SHORT TERM INVESTMENTS —
(Cost $60,107,999)		60,107,999

TOTAL INVESTMENTS — 100.7% (e)
(Cost $6,035,406,452)		6,032,978,847
OTHER ASSETS & LIABILITIES — (0.7)%		(41,021,719)

NET ASSETS — 100.0%		$5,991,957,128

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

ASSETS
Investments in unaffiliated issuers, at value * (Note 2)	$4,387,294,806	$6,468,793,344	$7,705,019,914	$11,489,797,576	$7,140,458,598	$4,542,339,474	$2,901,444,612	$9,470,429,455	$5,972,870,848
Investments in affiliated issuers, at value (Note 2 and Note 3)	133,897,223	91,110,642	62,229,871	278,671,298	83,075,327	114,670,886	81,068,197	164,974,261	60,107,999

Total investments	4,521,192,029	6,559,903,986	7,767,249,785	11,768,468,874	7,223,533,925	4,657,010,360	2,982,512,809	9,635,403,716	6,032,978,847
Cash	569,720	2,042,557	841,874	2,171,345	—	1,326,822	—	680,809	3,413,263
Receivable for income related to Select Sector SPDR shares in-kind transactions	—	4,057	3,099	—	3,517	—	—	210	—
Dividends receivable — unaffiliated issuers (Note 2)	3,813,175	23,502,174	4,253,956	8,481,950	8,605,241	8,261,720	4,951,106	3,264,567	12,056,834
Dividends and securities lending income receivable — affiliated issuers (Note 2)	41,068	30,939	12,268	638,013	9,420	21,332	29,860	44,412	11,212
Prepaid expenses	4,662	8,241	9,716	8,705	6,724	4,520	2,918	13,077	9,778

TOTAL ASSETS	4,525,620,654	6,585,491,954	7,772,370,698	11,779,768,887	7,232,158,827	4,666,624,754	2,987,496,693	9,639,406,791	6,048,469,934

LIABILITIES
Payable upon return of securities loaned	126,980,085	89,579,414	57,875,047	126,894,400	81,019,230	110,049,432	78,790,373	129,751,348	46,817,614
Due to custodian	—	—	—	—	80,251	—	—	—	—
Payable for investments purchased	5,319,754	—	—	—	—	—	—	—	8,073,996
Payable for income related to Select Sector SPDR shares in-kind transactions	2,967	—	—	54,453	—	28,529	56,036	—	84,952
Accrued distribution fees (Note 3)	222,498	244,833	437,168	596,479	265,655	251,754	222,724	749,988	246,495
Accrued advisory fees (Note 3)	140,219	209,837	249,943	372,241	221,804	161,358	96,785	309,875	192,695
Accrued administration, custodian and transfer agent fees (Note 3)	67,380	102,636	120,419	184,650	108,952	81,530	46,988	150,330	92,787
Accrued trustees’ fees (Note 3)	12,305	15,487	11,313	21,624	15,126	7,848	5,057	28,840	12,837
Accrued expenses and other liabilities	692,967	1,168,702	1,011,814	1,456,867	1,138,755	613,768	413,597	1,555,288	991,430

TOTAL LIABILITIES	133,438,175	91,320,909	59,705,704	129,580,714	82,849,773	111,194,219	79,631,560	132,545,669	56,512,806

NET ASSETS	$4,392,182,479	$6,494,171,045	$7,712,664,994	$11,650,188,173	$7,149,309,054	$4,555,430,535	$2,907,865,133	$9,506,861,122	$5,991,957,128

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$4,428,856,837	$6,076,063,083	$9,631,210,715	$12,064,148,403	$6,620,788,413	$4,864,361,329	$3,724,530,743	$10,318,165,957	$6,346,830,873
Undistributed (distributions in excess of) net investment income	(5,558,464)	(2,218,807)	(2,341,387)	(11,508,462)	964,690	844,614	3,996,115	(3,013,982)	3,590,721
Accumulated net realized gain (loss) on investments	(203,958,404)	(123,813,449)	(1,422,179,473)	(787,622,922)	(182,273,599)	(240,985,081)	(609,547,147)	(801,973,498)	(356,036,861)
Net unrealized appreciation (depreciation) on investments	172,842,510	544,140,218	(494,024,861)	385,171,154	709,829,550	(68,790,327)	(211,114,578)	(6,317,355)	(2,427,605)

NET ASSETS	$4,392,182,479	$6,494,171,045	$7,712,664,994	$11,650,188,173	$7,149,309,054	$4,555,430,535	$2,907,865,133	$9,506,861,122	$5,991,957,128

NET ASSET VALUE:
Net asset value per Select Sector SPDR share	$53.01	$39.78	$79.33	$18.20	$46.00	$41.74	$39.23	$30.28	$39.11

Shares outstanding (unlimited amount authorized, $0.01 par value)	82,853,252	163,271,809	97,224,200	640,145,427	155,415,324	109,126,000	74,123,725	314,005,897	153,224,160

COST OF INVESTMENTS:
Unaffiliated issuers	$4,214,452,296	$5,924,653,126	$8,199,044,775	$11,127,888,456	$6,430,629,048	$4,611,129,801	$3,112,559,190	$9,476,746,810	$5,975,298,453
Affiliated issuers (Note 3)	133,897,223	91,110,642	62,229,871	255,409,264	83,075,327	114,670,886	81,068,197	164,974,261	60,107,999

Total cost of investments	$4,348,349,519	$6,015,763,768	$8,261,274,646	$11,383,297,720	$6,513,704,375	$4,725,800,687	$3,193,627,387	$9,641,721,071	$6,035,406,452

* Includes investments of securities on loan, at value	$125,424,916	$94,196,529	$56,043,366	$124,454,547	$80,091,347	$108,543,628	$81,085,616	$128,100,311	$46,320,949

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$40,113,753	$107,467,696	$77,677,168	$100,573,214	$63,381,678	$51,275,113	$35,478,339	$99,235,629	$121,934,889
Dividend income — affiliated issuers (Note 2)	6,365	15,754	9,628	1,144,723	11,129	5,904	5,705	24,767	14,121
Affiliated securities lending income — net (Note 3 and Note 7)	312,523	203,966	103,575	102,542	52,975	155,426	654,006	388,499	86,750
Less: Foreign taxes withheld	—	—	—	—	—	—	(874,935)	—	—

TOTAL INVESTMENT INCOME	40,432,641	107,687,416	77,790,371	101,820,479	63,445,782	51,436,443	35,263,115	99,648,895	122,035,760

EXPENSES
License fees (Note 3)	1,110,499	1,738,751	2,122,283	2,766,614	1,695,709	1,163,308	752,500	2,638,169	1,655,217
Distribution fees (Note 3)	957,327	1,498,924	1,829,554	2,385,012	1,461,818	1,002,852	648,706	2,274,284	1,426,912
Advisory fees (Note 3)	757,695	1,186,715	1,447,831	1,886,929	1,157,233	792,845	513,065	1,799,324	1,129,683
Administrator, custodian and transfer agent fees (Note 3)	355,966	556,356	675,400	893,439	546,083	375,811	242,337	837,911	526,374
Printing and postage expenses	71,449	101,196	151,931	160,810	108,502	55,002	45,815	156,076	68,345
Professional fees	19,582	32,688	40,806	42,359	27,991	19,049	12,276	50,540	34,776
Trustees’ fees (Note 3)	26,190	44,796	54,652	63,130	40,032	25,339	17,485	70,967	43,450
SEC registration expenses	17,152	29,027	30,592	35,599	25,260	14,766	9,481	45,134	34,430
Insurance expense	9,320	16,482	19,432	17,408	13,452	9,042	5,835	26,154	19,558
Miscellaneous expenses	22,222	32,573	20,395	61,310	39,881	38,828	21,977	50,002	44,341

TOTAL EXPENSES	3,347,402	5,237,508	6,392,876	8,312,610	5,115,961	3,496,842	2,269,477	7,948,561	4,983,086

NET INVESTMENT INCOME	37,085,239	102,449,908	71,397,495	93,507,869	58,329,821	47,939,601	32,993,638	91,700,334	117,052,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	247,663,725	297,692,932	236,518,115	378,632,977	180,649,318	162,129,575	112,489,911	502,636,027	168,985,971
Investment transactions — affiliated issuers (Note 3)	—	—	—	6,478,083	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	240,794,926	301,310,603	310,195,979	1,013,888,130	652,113,261	362,019,966	29,558,180	(745,612,059)	211,004,617
Investment transactions — affiliated issuers (Note 3)	—	—	—	31,129,239	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	488,458,651	599,003,535	546,714,094	1,430,128,429	832,762,579	524,149,541	142,048,091	(242,976,032)	379,990,588

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$525,543,890	$701,453,443	$618,111,589	$1,523,636,298	$891,092,400	$572,089,142	$175,041,729	$(151,275,698)	$497,043,262

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Consumer Discretionary		The Consumer Staples		The Energy		The Financial		The Health Care
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the Six		For the Six		For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended		Months Ended		Months Ended
	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended
	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$37,085,239	$44,859,635	$102,449,908	$157,421,632	$71,397,495	$125,234,924	$93,507,869	$102,292,536	$58,329,821	$90,695,899
Net realized gain (loss) on investment transactions	247,663,725	383,613,446	297,692,932	458,669,492	236,518,115	49,041,377	385,111,060	262,134,331	180,649,318	168,495,492
Net change in unrealized appreciation (depreciation) on investments	240,794,926	326,721,148	301,310,603	577,718,206	310,195,979	1,505,373,482	1,045,017,369	1,195,516,392	652,113,261	743,222,634

Net increase (decrease) in net assets resulting from operations	525,543,890	755,194,229	701,453,443	1,193,809,330	618,111,589	1,679,649,783	1,523,636,298	1,559,943,259	891,092,400	1,002,414,025

Net equalization credits and charges	2,557,913	2,885,265	852,035	4,453,368	33,906	1,694,841	3,134,437	5,408,745	1,909,847	(2,229,491)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,530,462)	(47,972,876)	(100,706,921)	(165,074,805)	(71,664,121)	(127,309,685)	(95,239,488)	(118,336,836)	(59,970,430)	(88,090,600)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sale of shares	4,107,759,632	8,198,357,752	3,218,273,558	6,832,947,372	7,503,957,321	24,325,132,194	9,723,039,578	23,808,462,234	3,513,331,651	7,557,357,104
Cost of shares repurchased	(3,544,749,366)	(7,341,659,670)	(3,356,804,588)	(6,961,334,956)	(7,919,806,614)	(24,572,245,154)	(7,422,677,360)	(21,632,885,907)	(2,255,772,336)	(7,520,830,016)
Net income equalization (Note 2)	(2,557,913)	(2,885,265)	(852,035)	(4,453,368)	(33,906)	(1,694,841)	(3,134,437)	(5,408,745)	(1,909,847)	2,229,491

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	560,452,353	853,812,817	(139,383,065)	(132,840,952)	(415,883,199)	(248,807,801)	2,297,227,781	2,170,167,582	1,255,649,468	38,756,579

Net increase (decrease) in net assets during period	1,049,023,694	1,563,919,435	462,215,492	900,346,941	130,598,175	1,305,227,138	3,728,759,028	3,617,182,750	2,088,681,285	950,850,513
Net assets at beginning of period	3,343,158,785	1,779,239,350	6,031,955,553	5,131,608,612	7,582,066,819	6,276,839,681	7,921,429,145	4,304,246,395	5,060,627,769	4,109,777,256

NET ASSETS END OF PERIOD (1)	$4,392,182,479	$3,343,158,785	$6,494,171,045	$6,031,955,553	$7,712,664,994	$7,582,066,819	$11,650,188,173	$7,921,429,145	$7,149,309,054	$5,060,627,769

SELECT SECTOR SPDR SHARES:
Shares sold	84,700,000	192,700,000	88,000,000	205,700,000	101,150,000	352,700,000	576,800,000	1,685,450,000	83,950,000	210,850,000
Shares redeemed	(73,300,000)	(172,250,000)	(93,100,000)	(210,450,000)	(107,150,000)	(356,700,000)	(444,750,000)	(1,541,800,000)	(54,650,000)	(214,200,000)

Net increase (decrease)	11,400,000	20,450,000	(5,100,000)	(4,750,000)	(6,000,000)	(4,000,000)	132,050,000	143,650,000	29,300,000	(3,350,000)

(1) Including undistributed (distribution in excess of) net investment income	$(5,558,464)	$(3,113,241)	$(2,218,807)	$(3,961,794)	$(2,341,387)	$(2,074,761)	$(11,508,462)	$(9,776,843)	$964,690	$2,605,299

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	The Industrial		The Materials		The Technology		The Utilities
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the Six		For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended		Months Ended
	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended
	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$47,939,601	$72,830,507	$32,993,638	$41,651,141	$91,700,334	$135,097,816	$117,052,674	$265,298,527
Net realized gain (loss) on investment transactions	162,129,575	115,356,035	112,489,911	79,782,769	502,636,027	535,979,358	168,985,971	471,152,904
Net change in unrealized appreciation (depreciation) on investments	362,019,966	518,464,947	29,558,180	314,419,079	(745,612,059)	1,663,647,529	211,004,617	36,062,563

Net increase (decrease) in net assets resulting from operations	572,089,142	706,651,489	175,041,729	435,852,989	(151,275,698)	2,334,724,703	497,043,262	772,513,994

Net equalization credits and charges	1,374,008	(1,337,493)	(1,361,397)	1,756,039	(4,800,930)	7,353,832	(1,437,913)	(3,927,113)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(49,138,774)	(71,350,427)	(30,913,718)	(43,196,352)	(87,065,919)	(145,527,018)	(114,428,589)	(264,331,891)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sale of shares	5,493,996,839	16,129,536,490	4,174,373,527	8,679,055,441	2,605,872,911	6,628,595,013	3,863,870,808	6,092,066,284
Cost of shares repurchased	(4,657,728,225)	(15,929,711,720)	(3,770,360,717)	(8,355,173,918)	(3,540,615,452)	(4,701,770,685)	(4,313,353,576)	(7,183,045,935)
Net income equalization (Note 2)	(1,374,008)	1,337,493	1,361,397	(1,756,039)	4,800,930	(7,353,832)	1,437,913	3,927,113

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	834,894,606	201,162,263	405,374,207	322,125,484	(929,941,611)	1,919,470,496	(448,044,855)	(1,087,052,538)

Net increase (decrease) in net assets during period	1,359,218,982	835,125,832	548,140,821	716,538,160	(1,173,084,158)	4,116,022,013	(66,868,095)	(582,797,548)
Net assets at beginning of period	3,196,211,553	2,361,085,721	2,359,724,312	1,643,186,152	10,679,945,280	6,563,923,267	6,058,825,223	6,641,622,771

NET ASSETS END OF PERIOD (1)	$4,555,430,535	$3,196,211,553	$2,907,865,133	$2,359,724,312	$9,506,861,122	$10,679,945,280	$5,991,957,128	$6,058,825,223

SELECT SECTOR SPDR SHARES:
Shares sold	141,650,000	458,450,000	109,950,000	246,050,000	88,350,000	237,700,000	106,550,000	171,050,000
Shares redeemed	(120,000,000)	(451,750,000)	(99,950,000)	(237,900,000)	(120,750,000)	(169,600,000)	(119,800,000)	(202,150,000)

Net increase (decrease)	21,650,000	6,700,000	10,000,000	8,150,000	(32,400,000)	68,100,000	(13,250,000)	(31,100,000)

(1) Including undistributed (distribution in excess of) net investment income	$844,614	$2,043,787	$3,996,115	$1,916,195	$(3,013,982)	$(7,648,397)	$3,590,721	$966,636

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year		Year	Year	Year
	3/31/13		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		9/30/12	9/30/11		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$46.79		$34.88	$33.44		$27.48	$28.05	$36.74

Income (loss) from investment operations:
Net investment income (1)	0.47		0.66	0.58	(2)	0.44	0.45	0.46
Net realized and unrealized gain (loss) (3)	6.18		11.88	1.49		6.05	(0.51)	(8.57)

Total from investment operations	6.65		12.54	2.07		6.49	(0.06)	(8.11)

Net equalization credits and charges (1)	0.03		0.04	(0.02)		(0.10)	(0.06)	(0.09)

Distributions to shareholders from:
Net investment income	(0.46)		(0.67)	(0.61)		(0.43)	(0.45)	(0.49)

Net asset value, end of period	$53.01		$46.79	$34.88		$33.44	$27.48	$28.05

Total return (4)	14.36%		36.25%	6.00	%(2)	23.39%	(0.04)%	(22.39)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$4,392,182		$3,343,159	$1,779,239		$1,720,447	$1,268,295	$995,833
Ratio of expenses to average net assets	0.17	%(5)	0.18%	0.19%		0.20%	0.22%	0.22%
Ratio of expenses to average net assets before waivers	0.17	%(5)	0.18%	0.19%		0.20%	0.22%	0.22%
Ratio of net investment income (loss) to average net assets	1.94	%(5)	1.55%	1.52	%(2)	1.42%	1.99%	1.44%
Portfolio turnover rate (6)	4.95%		4.80%	6.76%		8.29%	4.21%	8.56%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.05 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been 5.81%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/13		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$35.83		$29.64	$27.88	$25.49	$27.42	$27.94

Income (loss) from investment operations:
Net investment income	0.62	(1)	0.94 (1)	0.88 (1)	0.80 (1)	0.71 (1)	0.59
Net realized and unrealized gain (loss) (2)	3.91		6.17	1.69	2.39	(1.91)	(0.53)

Total from investment operations	4.53		7.11	2.57	3.19	(1.20)	0.06

Net equalization credits and charges (1)	0.01		0.03	0.05	(0.04)	(0.05)	0.02

Distributions to shareholders from:
Net investment income	(0.59)		(0.95)	(0.86)	(0.76)	(0.68)	(0.60)

Net asset value, end of period	$39.78		$35.83	$29.64	$27.88	$25.49	$27.42

Total return (3)	12.81%		24.28%	9.38%	12.50%	(4.37)%	0.28%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$6,494,171		$6,031,956	$5,131,609	$3,254,544	$1,885,361	$2,916,858
Ratio of expenses to average net assets	0.17	%(4)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of expenses to average net assets before waivers	0.17	%(4)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of net investment income (loss) to average net assets	3.42	%(4)	2.82%	2.91%	2.95%	3.05%	2.22%
Portfolio turnover rate (5)	1.16%		12.41%	3.64%	5.07%	14.41%	3.20%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/13		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$73.45		$58.54	$56.05	$53.96	$63.87	$74.99

Income (loss) from investment operations:
Net investment income	0.72	(1)	1.19 (1)	1.01 (1)	1.01 (1)	0.96 (1)	0.93
Net realized and unrealized gain (loss) (2)	5.89		14.91	2.55	2.15	(9.85)	(11.07)

Total from investment operations	6.61		16.10	3.56	3.16	(8.89)	(10.14)

Net equalization credits and charges (1)	0.00	(3)	0.02	0.01	(0.06)	(0.05)	(0.13)

Distributions to shareholders from:
Net investment income	(0.73)		(1.21)	(1.08)	(1.01)	(0.97)	(0.85)

Net asset value, end of period	$79.33		$73.45	$58.54	$56.05	$53.96	$63.87

Total return (4)	9.04%		27.68%	6.07%	5.80%	(13.81)%	(13.87)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$7,712,665		$7,582,067	$6,276,840	$6,677,088	$5,218,998	$6,617,777
Ratio of expenses to average net assets	0.17	%(5)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of expenses to average net assets before waivers	0.17	%(5)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of net investment income (loss) to average net assets	1.95	%(5)	1.71%	1.43%	1.80%	1.98%	1.08%
Portfolio turnover rate (6)	1.65%		5.47%	3.48%	7.68%	24.39%	6.87%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/13		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$15.59		$11.81	$14.35	$14.94	$20.09	$34.28

Income (loss) from investment operations:
Net investment income	0.16	(1)	0.24 (1)	0.19 (1)	0.15 (1)	0.35 (1)	0.86
Net realized and unrealized gain (loss) (2)	2.61		3.79	(2.52)	(0.58)	(5.12)	(14.48)

Total from investment operations	2.77		4.03	(2.33)	(0.43)	(4.77)	(13.62)

Net equalization credits and charges (1)	0.01		0.01	(0.01)	(0.01)	0.00 (3)	0.28

Distributions to shareholders from:
Net investment income	(0.17)		(0.26)	(0.20)	(0.15)	(0.38)	(0.85)

Net asset value, end of period	$18.20		$15.59	$11.81	$14.35	$14.94	$20.09

Total return (4)	17.86%		34.44%	(16.57)%	(2.95)%	(23.21)%	(39.24)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$11,650,188		$7,921,429	$4,304,246	$5,378,774	$7,494,113	$11,898,718
Ratio of expenses to average net assets	0.17	%(5)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of expenses to average net assets before waivers	0.17	%(5)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of net investment income (loss) to average net assets	1.96	%(5)	1.65%	1.25%	1.01%	2.95%	3.20%
Portfolio turnover rate (6)	2.43%		7.69%	7.07%	15.57%	16.74%	18.24%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/13		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$40.13		$31.74	$30.49	$28.72	$30.43	$35.41

Income (loss) from investment operations:
Net investment income (1)	0.42		0.78	0.66	0.59	0.58	0.55
Net realized and unrealized gain (loss) (2)	5.85		8.40	1.28	1.78	(1.69)	(4.97)

Total from investment operations	6.27		9.18	1.94	2.37	(1.11)	(4.42)

Net equalization credits and charges (1)	0.01		(0.02)	(0.03)	(0.02)	(0.04)	(0.01)

Distributions to shareholders from:
Net investment income	(0.41)		(0.77)	(0.66)	(0.58)	(0.56)	(0.55)

Net asset value, end of period	$46.00		$40.13	$31.74	$30.49	$28.72	$30.43

Total return (3)	15.75%		29.04%	6.19%	8.21%	(3.58)%	(12.55)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$7,149,309		$5,060,628	$4,109,777	$2,697,670	$1,979,592	$2,377,145
Ratio of expenses to average net assets	0.17	%(4)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of expenses to average net assets before waivers	0.17	%(4)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of net investment income (loss) to average net assets	2.00	%(4)	2.15%	1.98%	1.96%	2.22%	1.68%
Portfolio turnover rate (5)	1.78%		4.70%	6.99%	4.38%	5.61%	3.69%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year		Year	Year	Year
	3/31/13		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		9/30/12	9/30/11		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$36.54		$29.23	$31.28		$26.39	$30.66	$40.92

Income (loss) from investment operations:
Net investment income (1)	0.46		0.80	0.69		0.60	0.67	0.69
Net realized and unrealized gain (loss) (2)	5.19		7.32	(2.05)		4.93	(4.25)	(10.21)

Total from investment operations	5.65		8.12	(1.36)		5.53	(3.58)	(9.52)

Net equalization credits and charges (1)	0.01		(0.01)	(0.00	)(3)	(0.05)	(0.01)	(0.05)

Distributions to shareholders from:
Net investment income	(0.46)		(0.80)	(0.69)		(0.59)	(0.68)	(0.69)

Net asset value, end of period	$41.74		$36.54	$29.23		$31.28	$26.39	$30.66

Total return (4)	15.58%		27.84%	(4.67)%		20.94%	(11.25)%	(23.55)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$4,555,431		$3,196,212	$2,361,086		$2,919,438	$2,010,293	$1,663,838
Ratio of expenses to average net assets	0.17	%(5)	0.18%	0.19%		0.20%	0.22%	0.22%
Ratio of expenses to average net assets before waivers	0.17	%(5)	0.18%	0.19%		0.20%	0.22%	0.22%
Ratio of net investment income (loss) to average net assets	2.39	%(5)	2.26%	1.96%		2.04%	2.96%	1.85%
Portfolio turnover rate (6)	1.25%		7.63%	4.01%		8.82%	9.51%	4.27%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year		Year		Year	Year
	3/31/13		Ended	Ended		Ended		Ended	Ended
	(Unaudited)		9/30/12	9/30/11		9/30/10		9/30/09	9/30/08

Net asset value, beginning of period	$36.80		$29.36	$32.79		$30.96		$33.10	$42.15

Income (loss) from investment operations:
Net investment income (1)	0.48		0.75	0.76	(2)	1.08	(3)	0.64	0.94
Net realized and unrealized gain (loss) (4)	2.46		7.41	(3.30)		1.93		(2.05)	(8.78)

Total from investment operations	2.94		8.16	(2.54)		3.01		(1.41)	(7.84)

Net equalization credits and charges (1)	(0.02)		0.03	(0.07)		(0.13)		(0.05)	(0.28)

Distributions to shareholders from:
Net investment income	(0.49)		(0.75)	(0.82)		(1.05)		(0.68)	(0.93)

Net asset value, end of period	$39.23		$36.80	$29.36		$32.79		$30.96	$33.10

Total return (5)	7.98%		28.06%	(8.45	)%(2)	9.39	%(3)	(3.85)%	(19.58)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$2,907,865		$2,359,724	$1,643,186		$2,095,986		$1,725,054	$1,395,939
Ratio of expenses to average net assets	0.17	%(6)	0.18%	0.19%		0.20%		0.22%	0.22%
Ratio of expenses to average net assets before waivers	0.17	%(6)	0.18%	0.19%		0.21%		0.22%	0.22%
Ratio of net investment income (loss) to average net assets	2.54	%(6)	2.11%	2.02	%(2)	3.35	%(3)	2.54%	2.27%
Portfolio turnover rate (7)	1.34%		11.58%	13.86%		13.98%		35.67%	12.03%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (8.77)%.
(3)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Weyerhauser Co.). The resulting increase to net investment income amounted to $0.52 per share and 1.61% of average net assets. If the special dividend was not received during the year ended September 30, 2010, the total return would have been 7.87%.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(6)	Annualized.
(7)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/13		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$30.83		$23.59	$23.02	$20.84	$19.83	$27.00

Income (loss) from investment operations:
Net investment income (1)	0.30		0.43	0.36	0.32	0.30	0.27
Net realized and unrealized gain (loss) (2)	(0.54)		7.23	0.57	2.18	1.01	(7.16)

Total from investment operations	(0.24)		7.66	0.93	2.50	1.31	(6.89)

Net equalization credits and charges (1)	(0.02)		0.02	0.01	(0.01)	0.02	(0.01)

Distributions to shareholders from:
Net investment income	(0.29)		(0.44)	(0.37)	(0.31)	(0.32)	(0.27)

Net asset value, end of period	$30.28		$30.83	$23.59	$23.02	$20.84	$19.83

Total return (3)	(0.84)%		32.76%	3.97%	11.97%	7.01%	(25.68)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$9,506,861		$10,679,945	$6,563,923	$4,362,802	$3,854,165	$2,436,742
Ratio of expenses to average net assets	0.17	%(4)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of expenses to average net assets before waivers	0.17	%(4)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of net investment income (loss) to average net assets	2.02	%(4)	1.53%	1.41%	1.43%	1.75%	1.12%
Portfolio turnover rate (5)	1.11%		5.28%	4.95%	4.77%	7.38%	9.31%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/13		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$36.39		$33.62	$31.38	$29.31	$33.11	$39.90

Income (loss) from investment operations:
Net investment income (1)	0.74		1.42	1.35	1.28	1.25	1.19
Net realized and unrealized gain (loss) (2)	2.72		2.80	2.15	2.05	(3.80)	(6.63)

Total from investment operations	3.46		4.22	3.50	3.33	(2.55)	(5.44)

Net equalization credits and charges (1)	(0.01)		(0.02)	0.09	0.01	0.01	(0.15)

Distributions to shareholders from:
Net investment income	(0.73)		(1.43)	(1.35)	(1.27)	(1.26)	(1.20)

Net asset value, end of period	$39.11		$36.39	$33.62	$31.38	$29.31	$33.11

Total return (3)	9.59%		12.64%	11.63%	11.64%	(7.43)%	(14.39)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$5,991,957		$6,058,825	$6,641,623	$4,116,774	$2,462,725	$2,218,518
Ratio of expenses to average net assets	0.17	%(4)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of expenses to average net assets before waivers	0.17	%(4)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of net investment income (loss) to average net assets	4.10	%(4)	3.99%	4.17%	4.25%	4.49%	2.97%
Portfolio turnover rate (5)	2.05%		4.23%	3.20%	10.84%	9.63%	3.83%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited)

1.	Organization

The Select Sector SPDR Trust (the “Trust”) was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries that are represented by a specified market sector index (each a “Select Sector Index”). Each of the nine Select Sector Indices represents a basket of equity securities of public companies that are components of the S&P 500. The Trust is comprised of the following series: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund (each a “Fund” or “Select Sector SPDR Fund” and collectively the “Funds” or “Select Sector SPDR Funds”). Each Fund operates as a non-diversified fund. The investment objective of each Fund is to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of a specific Select Sector Index.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the relevant Select Sector Index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the relevant Select Sector Index. Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States Dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including, but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets value is computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2013 and did not have any transfers between Levels for the six months ended March 31, 2013.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

Distributions

Each Fund declares and distributes dividends from net investment income to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

Subsequent Events

Events or transactions occuring after period end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

Federal Income Tax

Each Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales. Net investment income per share calculations in the Financial Highlights for all years presented exclude these differences.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2012 and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Under rules in effect for taxable years beginning before December 22, 2010, the capital loss carryforward period of a RIC was limited to eight years. Capital loss carryforwards of RICs for subsequent taxable years may be carried forward indefinitely, but capital loss carryforwards generated in taxable years subject to the prior rules must be fully used before those generated in subsequent taxable years. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, as described below, may expire unused.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

For the six months ended March 31, 2013, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (See Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

The Consumer Discretionary Select Sector SPDR Fund	$262,221,590
The Consumer Staples Select Sector SPDR Fund	301,859,081
The Energy Select Sector SPDR Fund	286,492,310
The Financial Select Sector SPDR Fund	410,638,588
The Health Care Select Sector SPDR Fund	197,523,643
The Industrial Select Sector SPDR Fund	181,379,171
The Materials Select Sector SPDR Fund	117,241,579
The Technology Select Sector SPDR Fund	520,740,855
The Utilities Select Sector SPDR Fund	200,426,629

At September 30, 2012, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

								Non-Expiring —	Non-Expiring —
	2013	2014	2015	2016	2017	2018	2019	Short Term	Long Term

The Consumer Discretionary Select Sector SPDR Fund	$997,052	$9,450,752	$7,544,551	$4,343,910	$17,652,701	$44,152,294	$41,068,081	$14,433,723	$49,123,879
The Consumer Staples Select Sector SPDR Fund	799,804	23,679,427	175,734	2,872,408	—	3,835,906	7,952,209	9,583,977	69,161,467
The Energy Select Sector SPDR Fund	821,860	50,406	94,186,580	16,887,031	46,397,013	932,038,288	120,300,080	—	155,207,119
The Financial Select Sector SPDR Fund	4,176,362	9,961,554	10,349,660	41,633,377	423,127,850	90,041,088	5,257,095	73,651,016	95,295,112
The Health Care Select Sector SPDR Fund	6,333,060	7,166,786	3,362,549	1,330,406	21,726,896	29,635,140	22,933,364	1,453,973	70,305,907
The Industrial Select Sector SPDR Fund	1,389,592	4,968,985	7,287,655	5,756,566	15,013,076	80,582,108	27,687,839	19,527,340	56,557,090
The Materials Select Sector SPDR Fund	1,867,693	3,631,452	400,900	2,396,678	34,304,196	254,329,658	159,773,879	82,729,421	61,873,309
The Technology Select Sector SPDR Fund	9,613,457	52,407,581	149,073,403	64,942,837	121,713,434	135,090,209	61,133,352	11,840,255	169,848,681
The Utilities Select Sector SPDR Fund	400,327	2,962,529	4,942,581	—	23,780,627	83,031,840	104,752,494	3,901,275	93,489,005

During the tax year ended September 30, 2012, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

The Consumer Discretionary Select Sector SPDR Fund	$—	$2,502,233
The Consumer Staples Select Sector SPDR Fund	—	23,758,907
The Energy Select Sector SPDR Fund	—	6,684,065
The Financial Select Sector SPDR Fund	—	8,078,713
The Health Care Select Sector SPDR Fund	—	1,306,855
The Industrial Select Sector SPDR Fund	—	6,331,812
The Materials Select Sector SPDR Fund	—	2,359,563
The Technology Select Sector SPDR Fund	—	123,285,364
The Utilities Select Sector SPDR Fund	—	15,559,181

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

Under current tax laws, capital losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

The Consumer Discretionary Select Sector SPDR Fund	$—	$—
The Consumer Staples Select Sector SPDR Fund	—	—
The Energy Select Sector SPDR Fund	—	—
The Financial Select Sector SPDR Fund	—	—
The Health Care Select Sector SPDR Fund	—	—
The Industrial Select Sector SPDR Fund	—	—
The Materials Select Sector SPDR Fund	—	—
The Technology Select Sector SPDR Fund	—	—
The Utilities Select Sector SPDR Fund	—	—

3.	Related Party Fees and Transactions

Adviser Fees

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (“Investment Advisory Agreement” or “Agreement”) with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services provided to each Fund under the Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding fee scale calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; and (iv) 0.03% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees. The Adviser did not waive any of its fees in the current period.

Unitary Fee

A “unitary” fee is paid by each Fund to State Street Bank and Trust Company (“State Street”) for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; (iv) 0.015% of average daily net assets of the next $10.0 billion of net assets of the Trust; and (v) 0.0075% of average daily net assets on the remainder of net assets.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement). In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

For the period ended March 31, 2013, State Street earned securities lending agent fees as follows:

Securities Lending
Agent Fees

The Consumer Discretionary Select Sector SPDR Fund	$55,155
The Consumer Staples Select Sector SPDR Fund	35,995
The Energy Select Sector SPDR Fund	18,279
The Financial Select Sector SPDR Fund	18,097
The Health Care Select Sector SPDR Fund	9,349
The Industrial Select Sector SPDR Fund	27,430
The Materials Select Sector SPDR Fund	115,414
The Technology Select Sector SPDR Fund	68,562
The Utilities Select Sector SPDR Fund	15,311

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of up to 0.25% of the average daily net assets of the Fund. The Board of Trustees has limited each Fund’s 12b-1 fee to 0.05% of its average daily net assets through at least January 31, 2014.

Trustees’ Fees

Effective January 1, 2012, the Trust pays each Trustee who is not an “interested person” (as defined in the 1940 Act) (each an “Independent Trustee”) an annual fee of $88,000 plus a per meeting fee of $6,000 for each meeting of the Board attended by the Trustee and $2,000 for each telephonic meeting. The Chairman of the Board (who is an Independent Trustee) receives an additional fee of $28,000 per year. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Audit Committee members receive $3,500 per Committee meeting attended and Nominating and Governance Committee members receive $2,000 per Committee meeting attended. The Chairman of the Audit Committee also receives an $8,000 annual fee and the Chairman of the Nominating and Governance Committee also receives an annual fee of $4,000 (as of March 1, 2013, this fee is $6,000 per year).

Additional Expenses

Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the “Minimum Annual Fee”), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust. The fees to S&P and Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at March 31, 2013, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/12	9/30/12	9/30/12	Cost	Shares	Proceeds	Shares	at 3/31/13	3/31/13	Income	Gain/(Loss)

2,015,698	$92,445,893	$84,578,688	$82,791,186	1,654,633	$63,921,625	1,283,200	2,387,131	$141,055,571	$1,132,712	$6,478,083

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at March 31, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income

The Consumer Discretionary Select Sector SPDR Fund	$131,291,669	$289,029,689	289,029,689	$293,341,273	293,341,273	$126,980,085	$311,105
The Consumer Staples Select Sector SPDR Fund	143,067,632	472,560,826	472,560,826	526,049,044	526,049,044	89,579,414	201,770
The Energy Select Sector SPDR Fund	234,905,982	581,072,042	581,072,042	758,102,977	758,102,977	57,875,047	103,334
The Financial Select Sector SPDR Fund	134,996,666	528,711,395	528,711,395	536,813,661	536,813,661	126,894,400	101,882
The Health Care Select Sector SPDR Fund	194,402,560	633,862,489	633,862,489	747,245,819	747,245,819	81,019,230	52,975
The Industrial Select Sector SPDR Fund	89,424,762	435,596,446	435,596,446	414,971,776	414,971,776	110,049,432	154,800
The Materials Select Sector SPDR Fund	60,137,175	507,798,371	507,798,371	489,145,173	489,145,173	78,790,373	653,102
The Technology Select Sector SPDR Fund	109,529,270	840,730,720	840,730,720	820,508,642	820,508,642	129,751,348	384,535
The Utilities Select Sector SPDR Fund	147,218,747	584,298,250	584,298,250	684,699,383	684,699,383	46,817,614	86,750

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income

The Consumer Discretionary Select Sector SPDR Fund	$15,689,475	$68,964,601	68,964,601	$77,736,938	77,736,938	$6,917,138	$6,365
The Consumer Staples Select Sector SPDR Fund	48,722,784	156,783,908	156,783,908	203,975,464	203,975,464	1,531,228	15,754
The Energy Select Sector SPDR Fund	39,318,086	103,667,536	103,667,536	138,630,798	138,630,798	4,354,824	9,628
The Financial Select Sector SPDR Fund	44,328,125	165,203,578	165,203,578	198,810,376	198,810,376	10,721,327	12,011
The Health Care Select Sector SPDR Fund	21,286,487	98,037,733	98,037,733	117,268,123	117,268,123	2,056,097	11,129
The Industrial Select Sector SPDR Fund	21,966,426	90,080,601	90,080,601	107,425,573	107,425,573	4,621,454	5,904
The Materials Select Sector SPDR Fund	16,736,629	45,578,002	45,578,002	60,036,807	60,036,807	2,277,824	5,705
The Technology Select Sector SPDR Fund	76,841,534	159,140,117	159,140,117	200,758,738	200,758,738	35,222,913	24,767
The Utilities Select Sector SPDR Fund	70,938,865	196,548,026	196,548,026	254,196,506	254,196,506	13,290,385	14,121

4.	Shareholder Transactions

Select Sector SPDR Fund shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis only, with a separate cash payment which is equivalent to the undistributed net investment income per share (income equalization) and a balancing cash

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Funds’ custodian and are used to defray related expenses.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2013 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$4,348,349,519	$309,152,674	$136,310,164	$172,842,510
The Consumer Staples Select Sector SPDR Fund	6,015,763,768	599,748,080	55,607,862	544,140,218
The Energy Select Sector SPDR Fund	8,261,274,646	331,184,890	825,209,751	(494,024,861)
The Financial Select Sector SPDR Fund	11,383,297,720	653,295,324	268,124,170	385,171,154
The Health Care Select Sector SPDR Fund	6,513,704,375	806,241,313	96,411,763	709,829,550
The Industrial Select Sector SPDR Fund	4,725,800,687	152,720,825	221,511,152	(68,790,327)
The Materials Select Sector SPDR Fund	3,193,627,387	108,925,762	320,040,340	(211,114,578)
The Technology Select Sector SPDR Fund	9,641,721,071	714,493,160	720,810,515	(6,317,355)
The Utilities Select Sector SPDR Fund	6,035,406,452	361,628,639	364,056,244	(2,427,605)

6.	Investment Transactions

For the six months ended March 31, 2013, the Trust had in-kind contributions, in-kind redemptions and in-kind net realized gain as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

The Consumer Discretionary Select Sector SPDR Fund	$3,243,767,054	$2,683,713,170	$262,221,590
The Consumer Staples Select Sector SPDR Fund	2,588,876,502	2,728,261,015	301,859,081
The Energy Select Sector SPDR Fund	5,199,876,770	5,616,706,781	286,492,310
The Financial Select Sector SPDR Fund	7,159,757,562	4,862,776,285	410,638,588
The Health Care Select Sector SPDR Fund	3,004,685,848	1,749,024,182	197,523,643
The Industrial Select Sector SPDR Fund	4,547,783,310	3,712,626,611	181,379,171
The Materials Select Sector SPDR Fund	2,910,153,167	2,502,033,616	117,241,579
The Technology Select Sector SPDR Fund	2,219,677,425	3,149,678,987	520,740,855
The Utilities Select Sector SPDR Fund	2,918,945,937	3,367,018,422	200,426,629

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of the Funds’ daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any income equalization or cash component of the transactions.

For the six months ended March 31, 2013, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

The Consumer Discretionary Select Sector SPDR Fund	$190,003,846	$185,293,553
The Consumer Staples Select Sector SPDR Fund	69,455,240	69,555,600
The Energy Select Sector SPDR Fund	120,238,811	122,121,106

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

	Purchases	Sales

The Financial Select Sector SPDR Fund	$231,050,558	$236,297,902
The Health Care Select Sector SPDR Fund	104,181,542	107,355,424
The Industrial Select Sector SPDR Fund	54,472,711	49,013,216
The Materials Select Sector SPDR Fund	35,125,012	36,641,064
The Technology Select Sector SPDR Fund	102,420,783	106,223,514
The Utilities Select Sector SPDR Fund	120,918,826	117,549,128

7.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 102% of the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security on loan due to market fluctuation of security values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2013 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

8. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures, if any.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2013 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at October 1, 2012 and held for the six months ended March 31, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Fund shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	10/1/12 to
	Ratio	10/1/12	3/31/13	3/31/13

Actual
The Consumer Discretionary Select Sector SPDR Fund	0.17%	$1,000	$1,143.60	$0.91
The Consumer Staples Select Sector SPDR Fund	0.17%	$1,000	$1,128.10	$0.90
The Energy Select Sector SPDR Fund	0.17%	$1,000	$1,090.40	$0.89
The Financial Select Sector SPDR Fund	0.17%	$1,000	$1,178.60	$0.92
The Health Care Select Sector SPDR Fund	0.17%	$1,000	$1,157.50	$0.91
The Industrial Select Sector SPDR Fund	0.17%	$1,000	$1,155.80	$0.91
The Materials Select Sector SPDR Fund	0.17%	$1,000	$1,079.80	$0.88
The Technology Select Sector SPDR Fund	0.17%	$1,000	$991.60	$0.84
The Utilities Select Sector SPDR Fund	0.17%	$1,000	$1,095.90	$0.89

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2013 (Unaudited)

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	10/1/12 to
	Ratio	10/1/12	3/31/13	3/31/13

Hypothetical (assuming a 5% return before expenses)
The Consumer Discretionary Select Sector SPDR Fund	0.17%	$1,000	$1,024.08	$0.86
The Consumer Staples Select Sector SPDR Fund	0.17%	$1,000	$1,024.08	$0.86
The Energy Select Sector SPDR Fund	0.17%	$1,000	$1,024.08	$0.86
The Financial Select Sector SPDR Fund	0.17%	$1,000	$1,024.08	$0.86
The Health Care Select Sector SPDR Fund	0.17%	$1,000	$1,024.08	$0.86
The Industrial Select Sector SPDR Fund	0.17%	$1,000	$1,024.08	$0.86
The Materials Select Sector SPDR Fund	0.17%	$1,000	$1,024.08	$0.86
The Technology Select Sector SPDR Fund	0.17%	$1,000	$1,024.08	$0.86
The Utilities Select Sector SPDR Fund	0.17%	$1,000	$1,024.08	$0.86

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at www.sectorspdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-Sector-ETF (732-8673) or (ii) on the website of the Securities and Exchange Commission (“SEC”), at www.sec.gov.

Information regarding how proxies were voted relating to the Funds’ portfolio securities for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number above (toll free) and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.sectorspdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (732-8673).

Approval of Continuation of Advisory Agreement

At an in-person meeting held on November 9, 2012, the Trustees of The Select Sector SPDR®; Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Agreement”), dated December 1, 2003, as amended as of February 1, 2011, between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the nine series of the Trust (the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately on October 11, 2012 with their counsel to consider the Agreement

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2013 (Unaudited)

and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a request from independent legal counsel on their behalf. This meeting was preceded by a presentation by representatives of the Adviser and State Street. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided for purposes of reviewing the Agreement. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust’s securities transactions, and for furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to such funds. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ portfolios, in monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its parent, State Street Global Advisors (“SSgA”), with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

Investment Performance of the Funds

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratios of the Funds were lower than those of all of their direct competitors. Moreover, none of the Funds generated any taxable gain during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

Profitability to the Adviser and its Affiliates

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian. The Trustees also considered the profitability from the fees received and income earned by State Street as Securities Lending Agent for the Trust. The Trustees had been provided with data on the Funds’ profitability to the Adviser for each of the preceding five years through a recent date, as well as data on the Trust’s profitability to State Street for the same periods, together in both cases with profitability estimates for the coming year at several hypothetical asset levels.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2013 (Unaudited)

The Trustees also had been provided with information from both the Adviser and State Street discussing the methods by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the October 11, 2012 meeting and the November 9, 2012 meeting with representatives of the Adviser and State Street, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee excessive.

Other Benefits to the Adviser or its Affiliates

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees noted that an affiliate of the Advisor provides the Trust with administrative, custodial and transfer agency services, and also serves as Securities Lending agent. The Trustees also noted that, based on their review of the arrangements for those services, any benefit the Advisor’s affiliate receives from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not such as to render the Adviser’s fees excessive.

Economies of Scale

On the basis of their discussions with management and their analysis of information provided at and prior to the meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as the Funds grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules, and that the Adviser had agreed to amend the Agreement effective February 1, 2011, to add a breakpoint at $30 billion of .035% and a breakpoint at $50 billion of .03%.

In addition, the Independent Trustees noted that, effective February 1, 2011, State Street had agreed to amend its agreements as Administrator, Transfer Agent and Custodian for the Trust to add a breakpoint on Trust assets over $22.5 billion of .01%, and to voluntarily waive one-quarter of its fee on Trust assets over $22.5 billion, so that the effective fee on Trust assets over $22.5 billion was .0075%. The Independent Trustees noted that, in connection with their annual review of the agreements with State Street in 2011, State Street had agreed to the request of the Independent Trustees to amend the contracts effective February 1, 2012 to change the fee thereafter on Trust assets over $22.5 billion from .01% to .0075%.

Comparison of Fees and Expense Ratios

In order better to evaluate the Funds’ advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided (1) data for all domestic ETFs tracking broad-based sector indexes and (2) data obtained from a Lipper database of sector peer funds, including both ETFs tracking indexes as well as mutual funds. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other clients with comparable investment objectives, and reviewed the differences in services provided to the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds was limited. Moreover, they noted that because many ETFs paid a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, in many cases a Fund’s advisory fee, which covered only advisory services, would be misleadingly low relative to its competitors’. The Trustees then reviewed expense ratios and noted that the overall expense ratio of each Fund was lower than that of all of its domestic sector ETF peers, but also noted that each Fund continued to be significantly larger than all of its ETF

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2013 (Unaudited)

sector peers. The Independent Trustees noted that this had prompted them to request, in connection with their 2010 annual review of the Agreement and contracts with the Adviser’s affiliate, State Street, that new breakpoints be added to the fee schedules of both the Agreement and the unitary fee payable under the Administration Agreement, Custodian Agreement and Transfer Agency Agreement, and that the Adviser and State Street agreed to changes to the fee schedules for the benefit of shareholders, effective February 1, 2011, as noted above. The Trustees noted that at current assets levels, shareholders are benefiting from these breakpoints, and when assets rise above $50 billion, shareholders would benefit from an additional breakpoint under the Agreement. The Trustees concluded that the data available provided some indirect confirmation of the reasonableness of the Adviser’s fees.

Conclusion

The Trustees, including the Independent Trustees, approved the continuance of the Agreement, as amended as discussed above, after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules, the fees adequately shared economies of scale with the Funds.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Series Trust

SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SDPR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

Trustees
Cheryl Burgermeister
George R. Gaspari, Chairman
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion

Officers
Ellen M. Needham, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew Flaherty, Assistant Treasurer
Laura Dell, Assistant Treasurer
David James, Secretary
Mark E. Tuttle, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer

Investment Manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10166

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

SPDR SS SAR

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)

Item 2. Code of Ethics
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the Registrant is included as a part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable to the Registrant.

Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the Registrant’s President and Principal Executive Officer, and Chad C. Hallett, the Registrant’s Treasurer and Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures (the “Procedures”) and evaluated their effectiveness. Based on the review, Ms. Needham and Mr. Hallett determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission’s rules and regulations.
(b) In the Registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits
(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
     (2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the Registrant are attached.
     (3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SELECT SECTOR SPDR® TRUST

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	June 4, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	June 4, 2013

By:	/s/ Chad C. Hallett

Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 4, 2013